Derivative Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Derivative Financial Instruments at Notional Value
The following table provides the aggregate notional amounts of derivative financial instruments outstanding by type and segregated between those used by the Bank in its dealer capacity (Trading) and those derivatives designated in hedging relationships. The notional amounts of these contracts represent the derivatives volume outstanding and do not represent the potential gain or loss associated with the market risk or credit risk of such instruments. Credit derivatives within other derivative contracts are comprised primarily of purchased and sold credit default swap transactions. To a lesser extent, this category also includes total return swaps referenced to loans and debt securities. Other derivative contracts – other includes precious metals other than gold, and other commodities including energy and base metal derivatives.

	2019			2018
As at October 31 ($ millions)	Trading	Hedging	Total	Trading	Hedging	Total
Interest rate contracts
Exchange-traded:
Futures	$130,310	$–	$130,310	$127,595	$–	$127,595
Options purchased	11,287	–	11,287	3,402	–	3,402
Options written	3,699	–	3,699	–	–	–
	145,296	–	145,296	130,997	–	130,997
Over-the-counter:
Forward rate agreements	8,184	–	8,184	11,407	–	11,407
Swaps	413,261	34,718	447,979	403,061	30,480	433,541
Options purchased	27,356	–	27,356	29,617	–	29,617
Options written	29,617	–	29,617	34,655	–	34,655
	478,418	34,718	513,136	478,740	30,480	509,220
Over-the-counter (settled through central counterparties):
Forward rate agreements	529,893	–	529,893	319,026	–	319,026
Swaps	3,154,442	249,610	3,404,052	3,028,670	136,188	3,164,858
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	3,684,335	249,610	3,933,945	3,347,696	136,188	3,483,884
Total	$4,308,049	$284,328	$4,592,377	$3,957,433	$166,668	$4,124,101
Foreign exchange and gold contracts
Exchange-traded:
Futures	$8,368	$–	$8,368	$7,476	$–	$7,476
Options purchased	686	–	686	48	–	48
Options written	417	–	417	36	–	36
	9,471	–	9,471	7,560	–	7,560
Over-the-counter:
Spot and forwards	431,547	37,582	469,129	412,229	26,433	438,662
Swaps	383,708	68,793	452,501	340,614	57,380	397,994
Options purchased	44,890	–	44,890	42,497	–	42,497
Options written	44,936	–	44,936	41,768	–	41,768
	905,081	106,375	1,011,456	837,108	83,813	920,921
Over-the-counter (settled through central counterparties):
Spot and forwards	25,724	–	25,724	27,886	–	27,886
Swaps	–	–	–	–	–	–
Options purchased	–	–	–	–	–	–
Options written	–	–	–	–	–	–
	25,724	–	25,724	27,886	–	27,886
Total	$940,276	$106,375	$1,046,651	$872,554	$83,813	$956,367
Other derivative contracts
Exchange-traded:
Equity	$40,095	$–	$40,095	$43,323	$–	$43,323
Credit	–	–	–	–	–	–
Commodity and other contracts	69,416	–	69,416	55,076	–	55,076
	109,511	–	109,511	98,399	–	98,399
Over-the-counter:
Equity	91,869	726	92,595	79,226	756	79,982
Credit	18,678	–	18,678	18,902	–	18,902
Commodity and other contracts	61,257	–	61,257	45,174	–	45,174
	171,804	726	172,530	143,302	756	144,058
Over-the-counter (settled through central counterparties):
Equity	–	–	–	–	–	–
Credit	8,053	–	8,053	10,964	–	10,964
Commodity and other contracts	411	–	411	326	–	326
	8,464	–	8,464	11,290	–	11,290
Total	$289,779	$726	$290,505	$252,991	$756	$253,747
Total notional amounts outstanding	$5,538,104	$391,429	$5,929,533	$5,082,978	$251,237	$5,334,215

(1)	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.

Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments
The following table summarizes the remaining term to maturity of the notional amounts of the Bank’s derivative financial instruments by type:

As at October 31, 2019 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$81,584	$48,087	$639	$130,310
Forward rate agreements	414,294	117,694	6,089	538,077
Swaps	1,182,231	1,781,124	888,676	3,852,031
Options purchased	19,633	16,813	2,197	38,643
Options written	8,408	19,148	5,760	33,316
	1,706,150	1,982,866	903,361	4,592,377
Foreign exchange and gold contracts
Futures	6,574	1,762	32	8,368
Spot and forwards	465,712	25,605	3,536	494,853
Swaps	104,706	206,695	141,100	452,501
Options purchased	39,105	6,218	253	45,576
Options written	40,628	4,493	232	45,353
	656,725	244,773	145,153	1,046,651
Other derivative contracts
Equity	75,388	54,045	3,257	132,690
Credit	13,562	11,418	1,751	26,731
Commodity and other contracts	93,950	36,603	531	131,084
	182,900	102,066	5,539	290,505
Total	$2,545,775	$2,329,705	$1,054,053	$5,929,533

As at October 31, 2018 ($ millions)	Within one year	One to five years	Over five years	Total
Interest rate contracts
Futures	$72,068	$55,519	$8	$127,595
Forward rate agreements	227,761	92,717	9,955	330,433
Swaps	1,316,741	1,448,580	833,078	3,598,399
Options purchased	6,644	22,985	3,390	33,019
Options written	4,211	24,718	5,726	34,655
	1,627,425	1,644,519	852,157	4,124,101
Foreign exchange and gold contracts
Futures	3,005	4,100	371	7,476
Spot and forwards	438,760	26,241	1,547	466,548
Swaps	90,987	195,484	111,523	397,994
Options purchased	39,505	2,851	189	42,545
Options written	39,395	2,199	210	41,804
	611,652	230,875	113,840	956,367
Other derivative contracts
Equity	84,333	34,890	4,082	123,305
Credit	13,056	13,798	3,012	29,866
Commodity and other contracts	70,292	29,958	326	100,576
	167,681	78,646	7,420	253,747
Total	$2,406,758	$1,954,040	$973,417	$5,334,215

Summary of Credit Exposure of Derivative Financial Instruments

	2019				2018
As at October 31 ($ millions)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	CET1 Risk Weighted Assets (2)	Notional amount	Credit risk amount (CRA) (1)	Credit equivalent amount (CEA) (1)	CET1 Risk Weighted Assets (2)
Interest rate contracts
Futures	$130,310	$–	$39	$–	$127,595	$–	$93	$–
Forward rate agreements	538,077	49	249	127	330,433	36	157	82
Swaps	3,852,031	5,345	6,369	2,145	3,598,399	96	4,436	1,125
Options purchased	38,643	42	43	19	33,019	36	138	63
Options written	33,316	–	26	10	34,655	–	2	1
	4,592,377	5,436	6,726	2,301	4,124,101	168	4,826	1,271
Foreign exchange and gold contracts
Futures	8,368	–	39	–	7,476	–	85	–
Spot and forwards	494,853	3,594	4,990	1,797	466,548	2,571	5,440	2,006
Swaps	452,501	2,188	7,015	2,678	397,994	4,297	8,232	2,604
Options purchased	45,576	755	284	157	42,545	712	240	76
Options written	45,353	–	35	8	41,804	–	20	5
	1,046,651	6,537	12,363	4,640	956,367	7,580	14,017	4,691
Other derivative contracts
Equity	132,690	698	7,882	1,166	123,305	455	4,927	1,505
Credit	26,731	167	295	98	29,866	239	420	119
Commodity and other contracts	131,084	693	4,775	513	100,576	1,182	8,052	830
	290,505	1,558	12,952	1,777	253,747	1,876	13,399	2,454
Credit Valuation Adjustment (2)	–	–	–	6,537	–	–	–	4,616
Total derivatives	$5,929,533	$13,531	$32,041	$15,255	$5,334,215	$9,624	$32,242	$13,032
Amount settled through central counterparties (3)
Exchange-traded	264,278	–	5,811	128	236,956	–	7,300	153
Over-the-counter	3,968,133	–	1,084	22	3,523,060	–	781	16
	$4,232,411	$–	$6,895	$150	$3,760,016	$–	$8,081	$169

(1)
The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $24,588 (2018 – $27,934) for CRA, and $62,521 (2018 – $63,831) for CEA.

(2)	In accordance with OSFI’s requirements, effective 2019, Credit Valuation Adjustment (CVA) to CET1 RWA for derivatives have been fully phased-in. In the prior year, the CVA was 0.80.
(3)	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.

Summary of Financial Derivatives at Fair Value
The following table summarizes the fair value of derivatives segregated by type and segregated between trading and those derivatives designated in hedging relationships.

As at October 31 ($ millions)	2019		2019		2018
	Average fair value		Year-end fair value		Year-end fair value (1)
	Favourable	Unfavourable	Favourable	Unfavourable	Favourable	Unfavourable
Trading
Interest rate contracts
Forward rate agreements	$116	$4	$108	$9	$57	$–
Swaps	10,919	10,158	14,719	11,617	8,158	8,956
Options	61	82	47	173	104	128
	11,096	10,244	14,874	11,799	8,319	9,084
Foreign exchange and gold contracts
Forwards	6,171	5,500	5,790	5,592	6,611	5,800
Swaps	10,012	10,601	8,932	10,781	11,864	10,292
Options	854	837	761	714	826	831
	17,037	16,938	15,483	17,087	19,301	16,923
Other derivative contracts
Equity	1,644	3,051	1,961	3,093	2,361	2,895
Credit	348	53	406	38	349	70
Commodity and other contracts	2,434	3,014	1,765	2,803	3,607	3,328
	4,426	6,118	4,132	5,934	6,317	6,293
Trading derivatives’ market valuation	$32,559	$33,300	$34,489	$34,820	$33,937	$32,300
Hedging
Interest rate contracts
Swaps			$1,762	$2,139	$720	$2,002
Foreign exchange and gold contracts
Forwards			214	269	331	310
Swaps			1,620	2,994	2,570	3,304
			$1,834	$3,263	$2,901	$3,614
Other derivative contracts
Equity			$34	$–	$–	$51
Hedging derivatives’ market valuation			$3,630	$5,402	$3,621	$5,667
Total derivative financial instruments as per Statement of Financial Position			$38,119	$40,222	$37,558	$37,967

Less: impact of master netting and collateral (2)			24,588	24,588	27,934	27,934
Net derivative financial instruments (2)			$13,531	$15,634	$9,624	$10,033

(1)
The average fair value of trading derivatives’ market valuation for the year ended October 31, 2018 was: favourable $30,577 and unfavourable $31,020. Average fair value amounts are based on the latest 13 month-end
balances.

(2)
Master netting agreement amounts are based on the capital adequacy criteria of the Basel Committee on Banking Supervision (BCBS) and OSFI. These criteria allow netting where there are legally enforceable contracts which enable net settlement in the event of a default, bankruptcy, liquidation or similar circumstances.

Summary of Notional Amount of Derivatives and Carrying Amount of Deposit Liabilities
The following table summarizes the notional amounts of derivatives and carrying amounts of cash and deposit liabilities designated as hedging instruments.

	2019				2018
	Notional amounts (1)				Notional amounts (1)
	Remaining term to maturity				Remaining term to maturity
As at October 31 ($ millions)	Within one year	One to five years	Over five years	Total	Within one year	One to five years	Over five years	Total
Fair value hedges
Interest rate risk – swaps	$26,742	$111,077	$13,546	$151,365	$16,006	$78,236	$11,270	$105,512
Foreign currency/interest rate risk – swaps	689	66	–	755	–	689	–	689

Cash flow hedges
Interest rate risk – swaps	14,952	71,785	16,646	103,383	12,257	21,908	9,713	43,878
Foreign currency/interest rate risk – swaps	2,630	26,325	4,000	32,955	5,539	19,193	2,489	27,221
Foreign currency risk
Swaps	35,982	62,381	12,015	110,378	20,983	63,697	8,465	93,145
Foreign currency forwards	13,129	–	–	13,129	8,999	–	–	8,999
Cash	70	–	–	70	92	–	–	92
Equity risk – total return swaps	216	510	–	726	298	458	–	756

Net investment hedges
Foreign currency risk
Foreign currency forwards	24,453	–	–	24,453	17,434	–	–	17,434
Deposit liabilities	6,080	–	–	6,080	6,077	–	–	6,077
Total	$124,943	$272,144	$46,207	$443,294	$87,685	$184,181	$31,937	$303,803

(1) Notional	amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.

Summary of Average Price or Rate of Hedging Instruments
The following table shows the average rate or price of significant hedging instruments.

	2019			2018
	Average rate or price (1)			Average rate or price (1)
As at October 31	Fixed interest rate	FX rate	Price	Fixed interest rate	FX rate	Price
Fair value hedges
Interest rate risk – swaps	2.11%	n/a	n/a	2.04%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	2.22%	1.29	n/a	2.22%	1.29	n/a
CAD-EUR	3.02%	1.33	n/a	3.02%	1.33	n/a

Cash flow hedges
Interest rate risk – swaps	2.22%	n/a	n/a	2.37%	n/a	n/a
Foreign currency/interest rate risk – swaps
CAD-USD	1.85%	1.28	n/a	1.75%	1.27	n/a
Foreign currency risk
Swaps
CAD-USD	n/a	1.31	n/a	n/a	1.30	n/a
CAD-EUR	n/a	1.48	n/a	n/a	1.48	n/a
CAD-GBP	n/a	1.71	n/a	n/a	1.74	n/a
Foreign currency forwards
CAD-USD	n/a	1.32	n/a	n/a	1.30	n/a
Equity price risk – total return swaps	n/a	n/a	$76.35	n/a	n/a	$73.87

Net investment hedges
Foreign currency risk – foreign currency forwards
CAD-USD	n/a	1.33	n/a	n/a	1.29	n/a
MXN-CAD	n/a	1 5 . 58	n/a	n/a	15.77	n/a
PEN-CAD	n/a	2.56	n/a	n/a	2.59	n/a
THB-CAD	n/a	23.56	n/a	n/a	24.57	n/a

(1)
The average rate or price is calculated in aggregate for all of the Bank’s hedge relationships, including hedges of assets and liabilities. The majority of the Bank’s hedges have a remaining term to maturity of less than 5 years.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges
For fair value hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2019 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$760	$(1,296)	$582	$(562)	$20
Investment securities			(879)	892	13	$25,576	$682	$112
Loans			(491)	491	–	57,711	294	(112)
Deposit liabilities			1,872	(1,865)	7	(54,727)	(324)	(252)
Subordinated debentures			80	(80)	–	(5,500)	(48)	27

Foreign currency/interest
rate risk – swaps	8	(23)	5	(5)	–
Investment securities			2	(2)	–	247	4	–
Deposit liabilities			3	(3)	–	(267)	–	–
Total	$768	$(1,319)	$ 587	$(567)	$ 20	$ 23,040	$608	$(225)

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2019.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)				Accumulated amount of fair value hedge adjustment gains/ (losses) on the hedged item (4)
For the year ended October 31, 2018 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/ (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest income – other	Carrying amount of the hedged item (3)	Active hedges	Discontinued hedges
Fair value hedges
Interest rate risk – swaps	$448	$(1,454)	$(475)	$469	$(6)
Investment securities			360	(367)	(7)	$16,286	$(149)	$63
Loans			260	(265)	(5)	23,763	(246)	(149)
Deposit liabilities			(1,037)	1,043	6	(58,026)	1,065	186
Subordinated debentures			(58)	58	–	(3,923)	37	40

Foreign currency/interest
rate risk – swaps	7	(31)	–	(1)	(1)
Investment securities			5	(5)	–	814	6	–
Deposit liabilities			(4)	4	–	(466)	3	–
Subordinated debentures			(1)	–	(1)	–	–	–
Total	$455	$ (1,485)	$ (475)	$468	$ (7)	$ (21,552)	$716	$140

(1)	Comprises unrealized gains/losses and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.
(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2018.
(3)
This represents the carrying value on the Consolidated Statement of Financial Position and comprises amortized cost before allowance for credit losses, plus fair value hedge adjustment, except for investment securities which are carried at fair value.

(4)	This represents the accumulated fair value hedge adjustment and is a component of the carrying amount of the hedged item.

Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Other Comprehensive Income
For cash flow hedges and net investment hedges, the following table contains information related to items designated as hedging instruments, hedged items and ineffectiveness.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2019 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$897	$(1,208)	$525	$518	$(7)
Foreign currency/interest rate risk – swaps	380	(524)	756	759	7
Foreign currency risk
Swaps	1,337	(2,082)	(1,050)	(1,055)	(1)
Foreign currency forwards	38	(57)	49	44	3
Cash	70	–	–	–	–
Equity risk – total return swaps	34	–	83	83	–
	2,756	(3,871)	363	349	2
Net investment hedges
Foreign currency risk
Foreign currency forwards	176	(212)	(388)	(388)	–
Deposit liabilities	n/a	(6,080)	(2)	(2)	–
	176	(6,292)	(390)	(390)	–
Total	$2,932	$ (10,163)	$ (27)	$ (41)	$ 2

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2019.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

	Carrying amount of the hedging instruments (1)		Hedge Ineffectiveness (2)
For the year ended October 31, 2018 ($ millions)	Assets	Liabilities	Gains/(losses) on hedging instrument used to calculate hedge ineffectiveness	Gains/(losses) on hypothetical derivative used to calculate hedge ineffectiveness (3)	Ineffectiveness recorded in non-interest income – other (4)
Cash flow hedges
Interest rate risk – swaps	$961	$(1,350)	$(339)	$(341)	$2
Foreign currency/interest rate risk – swaps	101	(955)	(530)	(549)	(6)
Foreign currency risk
Swaps	1,773	(1,516)	(563)	(562)	(6)
Foreign currency forwards	143	(14)	332	332	–
Cash	92	–	1	1	–
Equity risk – total return swaps	–	(51)	(92)	(92)	–
	3,070	(3,886)	(1,191)	(1,211)	(10)
Net investment hedges
Foreign currency risk
Foreign currency forwards	188	(296)	(160)	(160)	–
Deposit liabilities	n/a	(6,077)	(121)	(121)	–
	188	(6,373)	(281)	(281)	–
Total	$3,258	$ (10,259)	$ (1,472)	$ (1,492)	$ (10)

(1)
Comprises unrealized gains/losses for derivative instruments and are recorded within derivative financial instruments in assets and liabilities, respectively in the Consolidated Statement of Financial Position.

(2)	Includes ineffectiveness related to hedges discontinued during the year ended October 31, 2018.
(3)	For cash flow hedges, hypothetical derivatives having critical terms which match those of the underlying hedged item are used to assess hedge ineffectiveness.
(4)
For cash flow hedges, ineffectiveness is only recognized in the Consolidated Statement of Income when the life-to-date
cumulative change in the hedging instrument exceeds the cumulative change in the hypothetical derivative.

Schedule of Period When Cash Flows of Designated Hedged Items are Expected to Occur and Impact Consolidated Statement of Income
For cash flow hedges and net investment hedges, the following table contains information regarding the impacts on the Consolidated Statement of Other Comprehensive Income on a
pre-tax
basis.

	AOCI as at November 1, 2018	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2019	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2019
For the year ended October 31, 2019 ($ millions)							Active hedges	Discountinued hedges
Cash flow hedges
Interest rate risk	$(154)	$532	$85	$–	$–	$463	$(148)	$611
Foreign currency/interest rate risk	(450)	749	(91)	–	–	208	260	(52)
Foreign currency risk	445	(1,003)	672	(4)	(11)	99	91	8
Equity risk	(7)	83	(55)	–	–	21	21	–
	(166)	361	611	(4)	(11)	791	224	567
Net investment hedges
Foreign currency risk	(3,251)	(390)	158	–	–	(3,483)	(3,408)	(75)
Total	$(3,417)	$(29)	$769	$(4)	$(11)	$(2,692)	$(3,184)	$492

(1)	Amounts reclassified from the cash flow hedge and net investment hedge reserves to net income are recorded in non-interest income-other.

	AOCI as at November 1, 2017	Net gains/ (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income (1)	Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur (1)	Net gains/ (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction	AOCI as at October 31, 2018	Balance in cash flow hedge reserve/unrealized foreign currency translation account as at October 31, 2018
For the year ended October 31, 2018 ($ millions)							Active hedges	Discountinued hedges
Cash flow hedges
Interest rate risk	$104	$(341)	$83	$–	$–	$(154)	$(262)	$108
Foreign currency/interest rate risk	(151)	(524)	225	–	–	(450)	(352)	(98)
Foreign currency risk	321	(224)	464	(22)	(94)	445	433	12
Equity risk	46	(92)	39	–	–	(7)	(7)	–
	320	(1,181)	811	(22)	(94)	(166)	(188)	22
Net investment hedges
Foreign currency risk	(2,970)	(281)	–	–	–	(3,251)	(3,199)	(52)
Total	$(2,650)	$(1,462)	$811	$(22)	$(94)	$(3,417)	$(3,387)	$(30)

(1)	Amounts reclassified from the cash flow hedge reserve to net income are recorded in non-interest income-other.